Directors', supervisors' and senior management's emoluments (Detail)		12 Months Ended
		Dec. 31, 2018 CNY (¥) employees shares		Dec. 31, 2017 CNY (¥) employees	Dec. 31, 2016 CNY (¥)
Pre-tax benefits and social insurance of directors and supervisors [line items]
Pension		¥ 1,292,000		¥ 1,511,000	¥ 1,521,000
Total		¥ 8,046,000		¥ 9,187,000	9,746,000
Option granted to the directors and supervisors | shares		0
Emolument as an inducement to join or upon joining the Company or as compensation for loss of office		¥ 0
Number of directors and supervisors waived or agreed to waive emoluments | employees		0		0
Directors and supervisors [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		¥ 370,000		¥ 490,000	610,000
Basic salaries		256,000		272,000	629,000
Performance salaries		813,000		930,000	1,023,000
Pension		215,000		247,000	299,000
Total		1,654,000		1,939,000	2,561,000
Name of director [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		370,000		442,000	514,000
Basic salaries		0		0	327,000
Performance salaries		0		0	396,000
Pension		0		0	122,000
Total		370,000		442,000	1,359,000
Mr. Shu Yinbiao [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	[1]	0
Basic salaries	[1]	0
Performance salaries	[1]	0
Pension	[1]	0
Total	[1]	0
Mr. Cao Peixi [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0	[2]	0	0
Basic salaries		0	[2]	0	0
Performance salaries		0	[2]	0	0
Pension		0	[2]	0	0
Total		0	[2]	0	0
Mr. Guo Junming [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				0	0
Basic salaries				0	0
Performance salaries				0	0
Pension				0	0
Total				0	0
Mr. Liu Guoyue [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0	[3]	0	0
Basic salaries		0	[3]	0	0
Performance salaries		0	[3]	0	0
Pension		0	[3]	0	0
Total		0	[3]	0	0
Mr. Fan Xiaxia [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0	[4]	0	0
Basic salaries		0	[4]	0	327,000
Performance salaries		0	[4]	0	396,000
Pension		0	[4]	0	122,000
Total		0	[4]	0	845,000
Mr. Li Shiqi [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				0	0
Basic salaries				0	0
Performance salaries				0	0
Pension				0	0
Total				0	0
Mr. Huang Jian [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Wang Yongxiang [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0
Basic salaries		0		0
Performance salaries		0		0
Pension		0		0
Total		0		0
Mr. Mi Dabin [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		24,000	48,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		24,000	48,000
Mr. Guo Hongbo [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Zhu Yousheng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				24,000	48,000
Basic salaries				0	0
Performance salaries				0	0
Pension				0	0
Total				24,000	48,000
Ms. Li Song [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				24,000	48,000
Basic salaries				0	0
Performance salaries				0	0
Pension				0	0
Total				24,000	48,000
Mr. Cheng Heng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0
Basic salaries		0		0
Performance salaries		0		0
Pension		0		0
Total		0		0
Mr. Lin Chong [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0
Basic salaries		0		0
Performance salaries		0		0
Pension		0		0
Total		0		0
Mr. Li Zhensheng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				37,000	74,000
Basic salaries				0	0
Performance salaries				0	0
Pension				0	0
Total				37,000	74,000
Mr. Zhang Shouwen [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					37,000
Basic salaries					0
Performance salaries					0
Pension					0
Total					37,000
Mr. Yue Heng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		74,000		74,000	74,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		74,000		74,000	74,000
Mr. Geng Jianxin [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				37,000	74,000
Basic salaries				0	0
Performance salaries				0	0
Pension				0	0
Total				37,000	74,000
Mr. Xia Qing [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				37,000	74,000
Basic salaries				0	0
Performance salaries				0	0
Pension				0	0
Total				37,000	74,000
Mr. Xu Mengzhou [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		74,000		74,000	37,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		74,000		74,000	37,000
Mr. Liu Jizhen [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		74,000		37,000
Basic salaries		0		0
Performance salaries		0		0
Pension		0		0
Total		74,000		37,000
Mr. Xu Haifeng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		74,000		37,000
Basic salaries		0		0
Performance salaries		0		0
Pension		0		0
Total		74,000		37,000
Mr. Zhang Xianzhi [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		74,000		37,000
Basic salaries		0		0
Performance salaries		0		0
Pension		0		0
Total		74,000		37,000
Name of supervisor [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		48,000	96,000
Basic salaries		256,000		272,000	302,000
Performance salaries		813,000		930,000	627,000
Pension		215,000		247,000	177,000
Total		1,284,000		1,497,000	1,202,000
Mr. Ye Xiangdong [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Mu Xuan [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		24,000	48,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		24,000	48,000
Ms. Zhang Mengjiao [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Gu Jianguo [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		24,000	48,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		24,000	48,000
Mr. Wang Zhaobin [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					0
Basic salaries					51,000
Performance salaries					0
Pension					0
Total					51,000
Ms. Zhang Ling [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					0
Basic salaries					69,000
Performance salaries					0
Pension					0
Total					69,000
Ms. Zhang Xiaojun [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		154,000		137,000	92,000
Performance salaries		476,000		466,000	314,000
Pension		130,000		124,000	89,000
Total		760,000		727,000	495,000
Mr. Zhu Daqing [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0	[5]	0	0
Basic salaries		66,000	[5]	135,000	90,000
Performance salaries		250,000	[5]	464,000	313,000
Pension		63,000	[5]	123,000	88,000
Total		379,000	[5]	¥ 722,000	¥ 491,000
Mr. Zhang Xiancheng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	[6]	0
Basic salaries	[6]	36,000
Performance salaries	[6]	87,000
Pension	[6]	22,000
Total	[6]	¥ 145,000

[1]	Appointed on 30 January 2019.
[2]	Resigned on 30 January 2019.
[3]	Resigned on 15 May 2018.
[4]	Resigned on 28 February 2018.
[5]	Resigned on 30 October 2018.
[6]	Appointed on 30 October 2018.